Share-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Expense
Schedule of Share-based compensation expense

	2022	2021
Stock options and restricted share units	$8.2	$8.0
Deferred share units	1.9	3.2
	$10.1	$11.2